Benefit Plans (Details) - Aria Energy LLC [Member] - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Benefit Plans (Details) [Line Items]
Company’s contributions	$ 342	$ 341	$ 590	$ 544
Description, of employees contribution	The Company matches up to 100% of employees’ first 3% contribution and 50% of the employees’ next 2% contribution		The Company matches up to 100% of employees’ first 3% contribution and 50% of the employees’ next 2% contribution
Assumed health care cost trend rate			1.00%